Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Without Sales Load [Member] | C000111140
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%	(0.64%)	1.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%	(0.48%)	1.15%